Non-current interest-bearing loans and borrowings, Summary (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current interest-bearing loans and borrowings [Abstract]
Long-term borrowings	£ 39,500	£ 37,226
Total borrowings	£ 39,500	£ 37,226